UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Jerrold N. Fine             Westport, CT                 11/27/2012
       ------------------------   ------------------------------  ----------
             [Signature]              [City, State]                 [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   78
                                               -------------

Form 13F Information Table Value Total:            $ 137,037
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


      1.     028-12871                  CHARTER OAK MANAGEMENT GP LLC

      2.     028-13964                  FINE PARTNERS, L.P.

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------  -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------  -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABERCROMBIE & FITCH CO.      CLA            002896207      627   18,490 SH       DEFINED    1, 2      18,490
ABERCROMBIE & FITCH CO.      CLA            002896207       51    1,510 SH       DEFINED    1          1,510
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    5,161  161,783 SH       DEFINED    1, 2     161,783
ALLEGHENY TECHNOLOGIES INC   COM            01741R102      422   13,217 SH       DEFINED    1         13,217
ASBURY AUTOMOTIVE GROUP INC  COM            043436104    1,292   46,237 SH       DEFINED    1, 2      46,237
ASBURY AUTOMOTIVE GROUP INC  COM            043436104      105    3,763 SH       DEFINED    1          3,763
CENTURYLINK INC              COM            156700106    1,868   46,233 SH       DEFINED    1, 2      46,233
CENTURYLINK INC              COM            156700106      152    3,767 SH       DEFINED    1          3,767
DST SYS INC DEL              COM            233326107      523    9,244 SH       DEFINED    1, 2       9,244
DST SYS INC DEL              COM            233326107       43      756 SH       DEFINED    1            756
EVEREST RE GROUP LTD         COM            G3223R108   17,103  159,905 SH       DEFINED    1, 2     159,905
EVEREST RE GROUP LTD         COM            G3223R108    1,393   13,024 SH       DEFINED    1         13,024
FORD MTR CO DEL              COM PAR $0.01  345370860      683   69,298 SH       DEFINED    1, 2      69,298
FORD MTR CO DEL              COM PAR $0.01  345370860       56    5,702 SH       DEFINED    1          5,702
GEO GROUP INC                COM            36159R103    2,555   92,327 SH       DEFINED    1, 2      92,327
GEO GROUP INC                COM            36159R103      212    7,673 SH       DEFINED    1          7,673
GREENBRIER COS INC           COM            393657101    2,849  176,498 SH       DEFINED    1, 2     176,498
GREENBRIER COS INC           COM            393657101      229   14,208 SH       DEFINED    1         14,208
HANESBRANDS INC              COM            410345102    1,031   32,355 SH       DEFINED    1, 2      32,355
HANESBRANDS INC              COM            410345102       84    2,645 SH       DEFINED    1          2,645
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    5,991  436,370 SH       DEFINED    1, 2     436,370
HERTZ GLOBAL HOLDINGS INC    COM            42805T105      478   34,788 SH       DEFINED    1         34,788
HOLOGIC INC                  COM            436440101    1,869   92,443 SH       DEFINED    1, 2      92,443
HOLOGIC INC                  COM            436440101      153    7,557 SH       DEFINED    1          7,557
KOHLS CORP                   COM            500255104    2,841   55,472 SH       DEFINED    1, 2      55,472
KOHLS CORP                   COM            500255104      232    4,528 SH       DEFINED    1          4,528
KRAFT FOODS INC              CL A           50075N104    2,294   55,469 SH       DEFINED    1, 2      55,469
KRAFT FOODS INC              CL A           50075N104      187    4,531 SH       DEFINED    1          4,531
KRAFT FOODS GROUP, INC       COM            50076Q106    1,032   23,110 SH       DEFINED    1, 2      23,110
KRAFT FOODS GROUP, INC       COM            50076Q106       84    1,890 SH       DEFINED    1          1,890
MARINEMAX INC                COM            567908108      215   25,892 SH       DEFINED    1, 2      25,892
MARINEMAX INC                COM            567908108       17    2,108 SH       DEFINED    1          2,108
MARTEN TRANS LTD             COM            573075108    4,420  251,543 SH       DEFINED    1, 2     251,543
MARTEN TRANS LTD             COM            573075108      364   20,693 SH       DEFINED    1         20,693
MEDTRONIC INC                COM            585055106    1,993   46,222 SH       DEFINED    1, 2      46,222
MEDTRONIC INC                COM            585055106      163    3,778 SH       DEFINED    1          3,778
METLIFE INC                  COM            59156R108    3,931  114,081 SH       DEFINED    1, 2     114,081
METLIFE INC                  COM            59156R108      293    8,509 SH       DEFINED    1          8,509
MICROSOFT CORP               COM            594918104    5,623  188,931 SH       DEFINED    1, 2     188,931
MICROSOFT CORP               COM            594918104      458   15,390 SH       DEFINED    1         15,390
MYLAN INC                    COM            628530107   15,360  630,240 SH       DEFINED    1, 2     630,240
MYLAN INC                    COM            628530107    1,251   51,340 SH       DEFINED    1         51,340
NIC INC                      COM            62914B100    1,048   70,828 SH       DEFINED    1, 2      70,828
NIC INC                      COM            62914B100       85    5,772 SH       DEFINED    1          5,772
NCR CORP NEW                 COM            62886E108    4,066  174,445 SH       DEFINED    1, 2     174,445
NCR CORP NEW                 COM            62886E108      338   14,480 SH       DEFINED    1         14,480
NORTHWEST NAT GAS CO         COM            667655104    2,276   46,223 SH       DEFINED    1, 2      46,223
NORTHWEST NAT GAS CO         COM            667655104      186    3,777 SH       DEFINED    1          3,777
NUANCE COMMUNICATIONS INC    COM            67020Y100    1,145   46,006 SH       DEFINED    1, 2      46,006
NUANCE COMMUNICATIONS INC    COM            67020Y100       93    3,748 SH       DEFINED    1          3,748
OCCIDENTAL PETE CORP DEL     COM            674599105   13,442  156,188 SH       DEFINED    1, 2     156,188
OCCIDENTAL PETE CORP DEL     COM            674599105    1,095   12,723 SH       DEFINED    1         12,723
PRUDENTIAL FINL INC          COM            744320102    4,026   73,866 SH       DEFINED    1, 2      73,866
PRUDENTIAL FINL INC          COM            744320102      328    6,017 SH       DEFINED    1          6,017
PUT/SPY@ 142 EXP 10/20/2012  SPY            9EDEJSEV3      246    2,312 SH       DEFINED    1, 2       2,312
PUT/SPY@ 142 EXP 10/20/2012  SPY            9EDEJSEV3       20      188 SH       DEFINED    1            188
PUT/SPY@ 137 EXP 11/17/2012  SPY            78462F81I       51      463 SH       DEFINED    1, 2         463
PUT/SPY@ 137 EXP 11/17/2012  SPY            78462F81I        4       37 SH       DEFINED    1             37
STAPLES INC                  COM            855030102      532   46,222 SH       DEFINED    1, 2      46,222
STAPLES INC                  COM            855030102       44    3,778 SH       DEFINED    1          3,778

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------  -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------  -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SOUTH JERSEY INDS INC        COM            838518108    1,412   26,669 SH       DEFINED    1, 2      26,669
SOUTH JERSEY INDS INC        COM            838518108      115    2,172 SH       DEFINED    1          2,172
SOUTHWEST GAS CORP           COM            844895102    2,043   46,223 SH       DEFINED    1, 2      46,223
SOUTHWEST GAS CORP           COM            844895102      167    3,777 SH       DEFINED    1          3,777
SOUTHWESTERN ENERGY CO       COM            845467109    5,458  156,936 SH       DEFINED    1, 2     156,936
SOUTHWESTERN ENERGY CO       COM            845467109      443   12,744 SH       DEFINED    1         12,744
SPDR GOLD TRUST              COM            78463V107    1,629    9,475 SH       DEFINED    1, 2       9,475
SPDR GOLD TRUST              COM            78463V107      133      772 SH       DEFINED    1            772
UIL HLDG CORP                COM            902748102    3,306   92,183 SH       DEFINED    1, 2      92,183
UIL HLDG CORP                COM            902748102      269    7,509 SH       DEFINED    1          7,509
USA TRUCK INC                COM            902925106       68   18,785 SH       DEFINED    1, 2      18,785
USA TRUCK INC                COM            902925106        5    1,515 SH       DEFINED    1          1,515
VERIFONE SYS INC             COM            92342Y109    2,573   92,387 SH       DEFINED    1, 2      92,387
VERIFONE SYS INC             COM            92342Y109      206    7,395 SH       DEFINED    1          7,395
WABASH NATL CORP             COM            929566107    2,363  331,407 SH       DEFINED    1, 2     331,407
WABASH NATL CORP             COM            929566107      193   27,093 SH       DEFINED    1         27,093
WHITING USA TRUST II         TR UNIT        966388100    1,794   92,998 SH       DEFINED    1, 2      92,998
WHITING USA TRUST II         TR UNIT        966388100      147    7,602 SH       DEFINED    1          7,602